Subsequent events (Details Narrative) - CAD ($)					1 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 14, 2022	Feb. 10, 2021	Aug. 06, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 15, 2022	Feb. 25, 2022
Common shares issue	$ 111,267	$ 35,770	$ 2,704,571	$ 1,640,744	$ 4,739,096	$ 173,567	$ 441,613
Loans and receivables								$ 80,297	$ 45,698
Deferred tax liabilities	$ 500,000					$ 20,794,275	$ 529,124